Shareholder Fees - FIMMFunds-Class3ComboPRO	May 30, 2023 USD ($)
FIMMFunds-Class3ComboPRO | Fidelity Investments Money Market Treasury Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none